UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ]  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period
_____________ to _____________

Date of Report (Date of earliest event reported)  ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

___________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001257102

Citigroup Mortgage Loan Trust 2020-EXP1
 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Ryan O’Connor, Citigroup Mortgage Loan Trust Inc., (212) 816-1273
R.J. Carlson, Sidley Austin LLP, (212) 839-6730
Name and telephone number, including area code, of the person to contact in connection with this filing.
PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by
the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 - Rating Agency ATR QM Report
Schedule 3 – ATR QM Report
Schedule 4 - Valuation Report
Schedule 5 – Conditions Report
Schedule 6 – ASF Report
Schedule 7 – Non-ATR QM Report
Schedule 8 – Loan Level Tape Compare Report
Schedule 9 – Waived Conditions Summary Report

99.2	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Narrative Report
Schedule 2 – Rating Agency Grades Report
Schedule 3 – Exception Grades Report
Schedule 4 – Valuation Summary Report
Schedule 5 – Supplemental Data Report
Schedule 6 – ASF Report
Schedule 7 – ASF Addendum – Business Purpose
Schedule 8 – Pay-String File

99.3	Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company, LLC

Schedule 1 – Form ABS Due Diligence-15E
Schedule 2 – ASF Data Tape Report
Schedule 3 - Exception Report
Schedule 4 - Exception Loan Level Report
Schedule 5 – Rating Agency Grades Report
Schedule 6 – Supplemental Data Report
Schedule 7 – Final Tape Compare Report
Schedule 8 – Valuation Summary Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 17, 2020

CITIGROUP MORTGAGE LOAN TRUST INC. (Depositor)

By:	/s/ Phil Seares
Name: Phil Seares
Title: Vice President and Director
(Senior officer in charge of securitization of the Depositor)